Property, Plant and Equipment:	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	463,634	(331,407)	132,227
Transportation equipment	491,025	(25,967)	465,058
Leasehold improvements	39,185	(10,007)	29,178
Mineral property	350,000	-	350,000
	$13,021,378	$(367,381)	$12,653,997

		Accumulated
	Cost	Depreciation	Net
December 31, 2017
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	587,126	(503,216)	83,910
Transportation equipment	489,560	-	489,560
Leasehold improvements	39,185	(7,655)	31,530
Mineral property	350,000	-	350,000
	$13,143,405	$(510,871)	$12,632,534

Machinery and equipment consists of infrastructure and milling equipment intended for use on the Brisas Project. We continually evaluate our equipment to determine whether events or changes in circumstances have occurred that may indicate impairment has occurred. We review comparable market data for evidence that fair value less cost to sell is in excess of the carrying amount. We recorded impairment write-downs of property, plant and equipment of $14,000 and NIL during the nine months ended September 30, 2018 and 2017. During 2017, the Company purchased approximately $0.5 million of transportation equipment for use in the development of the Siembra Minera project.